Segment Reporting - Summary Of Revenues By Geographic Area (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 537,435	$ 75,696	¥ 563,238	¥ 507,862
PRC
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	534,928	75,343	553,304	504,052
UNITED STATES
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,507	$ 353	¥ 9,934	¥ 3,810